Short-term borrowings - Term Loan (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Short-term borrowings
Short term borrowings	¥ 15,687	¥ 3,169		$ 2,209
Proceeds from short-term borrowings	15,200
Interest expenses	313,000	¥ 162,000	¥ 182,000
Short term debt
Short-term borrowings
Principal amount	¥ 15,687
Loan 1 | Industrial &Commercial Bank of China | Short term debt
Short-term borrowings
Maturity date	Apr. 17, 2024
Principal amount	¥ 1,200
Interest rate per annum	3.00%			3.00%
Loan 2 | Industrial &Commercial Bank of China | Short term debt
Short-term borrowings
Maturity date	May 08, 2024
Principal amount	¥ 1,000
Interest rate per annum	2.80%			2.80%
Loan 3 | China CITIC Bank | Short term debt
Short-term borrowings
Maturity date	Jun. 12, 2024
Principal amount	¥ 3,000
Interest rate per annum	4.05%			4.05%
Loan 4 | Bank of Beijing Zhongguancun Branch | Short term debt
Short-term borrowings
Maturity date	Jun. 15, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.02%			4.02%
Loan 5 | Bank of Beijing Zhongguancun Branch | Short term debt
Short-term borrowings
Maturity date	Jun. 12, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.25%			4.25%
Loan 6 | Jiangsu Bank Co., Ltd. Beijing Branch | Short term debt
Short-term borrowings
Maturity date	Sep. 07, 2024
Principal amount	¥ 2,000
Interest rate per annum	4.40%			4.40%
Loan 7 | China Minsheng Bank Co., Ltd. Beijing Branch | Short term debt
Short-term borrowings
Maturity date	Oct. 27, 2024
Principal amount	¥ 3,000
Interest rate per annum	4.00%			4.00%
Loan 8 | Shenzhen Qianhai Weizhong Bank corporation | Short term debt
Short-term borrowings
Maturity date	Jun. 21, 2024
Principal amount	¥ 487
Interest rate per annum	5.40%			5.40%
Loan 9 | Industrial and Commercial Bank of China Limited Shenzhen Futian Branch | Short term debt
Short-term borrowings
Maturity date	Jul. 07, 2024
Principal amount	¥ 1,000
Interest rate per annum	3.70%			3.70%